UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21883

                    OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: MARCH

                      Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                COUPON           MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--111.8%
----------------------------------------------------------------------------------------------------------------------------
OHIO--71.9%
----------------------------------------------------------------------------------------------------------------------------
$        400,000     Athens County Economic Devel. (Inn-Ohio of Athens/Ohio
                     University Foundation Obligated Group)                      6.250    %     11/01/2011    $     408,836
----------------------------------------------------------------------------------------------------------------------------
          10,000     Cleveland Airport (Continental Airlines)                    5.500          12/01/2008            9,919
----------------------------------------------------------------------------------------------------------------------------
         200,000     Cleveland Airport (Continental Airlines)                    5.700          12/01/2019          195,232
----------------------------------------------------------------------------------------------------------------------------
          50,000     Cleveland Airport System                                    5.125          01/01/2022           50,589
----------------------------------------------------------------------------------------------------------------------------
          35,000     Cleveland Airport System                                    5.125          01/01/2027           35,244
----------------------------------------------------------------------------------------------------------------------------
         225,000     Cleveland Rock Glen Hsg. Assistance Corp.
                     (Ambleside Apartments)                                      7.000          06/01/2018          232,612
----------------------------------------------------------------------------------------------------------------------------
         225,000     Cleveland-Cuyahoga County Port Authority
                     (Myers University)                                          5.600          05/15/2025          229,275
----------------------------------------------------------------------------------------------------------------------------
         100,000     Cuyahoga County Mtg. (West Tech Apartments)                 5.700          03/20/2043          102,861
----------------------------------------------------------------------------------------------------------------------------
          20,000     Dayton Airport (James M. Cox)                               5.350          12/01/2032           20,328
----------------------------------------------------------------------------------------------------------------------------
         100,000     Erie County Hospital Facilities (Firelands
                     Regional Medical Center)                                    5.500          08/15/2022          103,584
----------------------------------------------------------------------------------------------------------------------------
         175,000     Fairfield County Hospital Improvement
                     (Lancaster-Fairfield Community Hospital)                    5.500          06/15/2021          176,012
----------------------------------------------------------------------------------------------------------------------------
         225,000     Glenwillow Village GO                                       5.875          12/01/2024          238,781
----------------------------------------------------------------------------------------------------------------------------
          75,000     Lorain County Elderly Hsg. Corp. (Harr Plaza)               6.375          07/15/2019           75,400
----------------------------------------------------------------------------------------------------------------------------
         225,000     Lorain County Port Authority (Alumalloy LLC)                6.000          11/15/2025          225,880
----------------------------------------------------------------------------------------------------------------------------
         150,000     Lorian County Hospital (Catholic Healthcare Partners)       5.500          09/01/2027          155,103
----------------------------------------------------------------------------------------------------------------------------
         225,000     Lucas County GO                                             6.500          12/01/2016          231,842
----------------------------------------------------------------------------------------------------------------------------
          55,000     Mahoning County Hospital Facilities (Forum Health)          5.000          11/15/2025           55,507
----------------------------------------------------------------------------------------------------------------------------
          50,000     Mahoning County Hospital Facilities (Forum Health)          6.000          11/15/2032           49,216
----------------------------------------------------------------------------------------------------------------------------
         200,000     Miami County Hospital Facilities (Upper Valley
                     Medical Center)                                             5.250          05/15/2026          205,024
----------------------------------------------------------------------------------------------------------------------------
          10,000     OH Air Quality Devel. Authority (JMG Funding)               5.625          01/01/2023           10,297
----------------------------------------------------------------------------------------------------------------------------
          15,000     OH Economic Devel. (OH Enterprise Bond Fund)                5.150          12/01/2017           15,407
----------------------------------------------------------------------------------------------------------------------------
         140,000     OH HFA                                                      4.800          03/01/2036          135,516
----------------------------------------------------------------------------------------------------------------------------
          10,000     OH HFA (Oakleaf Village)                                    5.700          09/01/2026           10,005
----------------------------------------------------------------------------------------------------------------------------
          10,000     OH HFA (Single Family Mtg.)                                 5.750          04/01/2016           10,010
----------------------------------------------------------------------------------------------------------------------------
          10,000     OH HFA, Series A                                            6.150          03/01/2029           10,255
----------------------------------------------------------------------------------------------------------------------------
           5,000     OH HFA, Series C                                            5.750          09/01/2028            5,103
----------------------------------------------------------------------------------------------------------------------------
           5,000     OH Higher Education Facility (Oberlin College)              5.000          10/01/2033            5,077
----------------------------------------------------------------------------------------------------------------------------
         200,000     OH Pollution Control (General Motors Corp.)                 5.625          03/01/2015          189,534
----------------------------------------------------------------------------------------------------------------------------
         350,000     OH Port Authority of Columbiana County (A&L
                     Salvage)                                                   14.500          07/01/2028          417,904
----------------------------------------------------------------------------------------------------------------------------
          25,000     OH Solid Waste (General Motors Corp.)                       6.300          12/01/2032           24,310
----------------------------------------------------------------------------------------------------------------------------
          10,000     OH Water Devel. Authority (Pure Water)                      5.500          12/01/2011           10,046
----------------------------------------------------------------------------------------------------------------------------
         225,000     Port of Greater Cincinnati (Public Parking
                     Infrastructure)                                             6.400          02/15/2034          240,219
----------------------------------------------------------------------------------------------------------------------------
          15,000     Shawnee State University General Receipts,
                     Series A                                                    7.100          06/01/2009           15,197
----------------------------------------------------------------------------------------------------------------------------
          45,000     Zanesville-Muskingum County Port Authority
                     (Anchor Glass Container Corp.)                             10.250          12/01/2008           45,023
                                                                                                              --------------
                                                                                                                  3,945,148

U.S. POSSESSIONS--39.9%
----------------------------------------------------------------------------------------------------------------------------
         110,000     Puerto Rico Aqueduct & Sewer Authority                      5.000          07/01/2019          112,026
----------------------------------------------------------------------------------------------------------------------------
      19,000,000     Puerto Rico Children's Trust Fund (TASC)                    6.420 1        05/15/2050        1,187,880


1          |          OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                COUPON           MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------------
$         45,000     Puerto Rico Children's Trust Fund (TASC)                    5.375    %     05/15/2033    $      45,721
----------------------------------------------------------------------------------------------------------------------------
           5,000     Puerto Rico Commonwealth GO                                 5.125          07/01/2031            5,028
----------------------------------------------------------------------------------------------------------------------------
          20,000     Puerto Rico HFC                                             5.100          12/01/2018           20,201
----------------------------------------------------------------------------------------------------------------------------
          10,000     Puerto Rico Highway & Transportation
                     Authority, Series A                                         5.000          07/01/2038            9,976
----------------------------------------------------------------------------------------------------------------------------
          20,000     Puerto Rico Highway & Transportation
                     Authority, Series G                                         5.000          07/01/2042           19,917
----------------------------------------------------------------------------------------------------------------------------
          80,000     Puerto Rico Highway & Transportation
                     Authority, Series K                                         5.000          07/01/2040           79,675
----------------------------------------------------------------------------------------------------------------------------
          20,000     Puerto Rico IMEPCF (American Airlines)                      6.450          12/01/2025           20,012
----------------------------------------------------------------------------------------------------------------------------
          30,000     Puerto Rico ITEMECF (Ana G. Mendez University)              5.375          02/01/2019           30,412
----------------------------------------------------------------------------------------------------------------------------
          75,000     Puerto Rico ITEMECF (San Lucas & Cristo
                     Redentor Hospitals)                                         5.750          06/01/2029           65,407
----------------------------------------------------------------------------------------------------------------------------
         125,000     Puerto Rico Municipal Finance Agency, Series A              5.250          08/01/2023          128,588
----------------------------------------------------------------------------------------------------------------------------
         245,000     Puerto Rico Port Authority (American
                     Airlines), Series A                                         6.250          06/01/2026          241,176
----------------------------------------------------------------------------------------------------------------------------
          60,000     Puerto Rico Port Authority (American
                     Airlines), Series A                                         6.300          06/01/2023           59,192
----------------------------------------------------------------------------------------------------------------------------
         125,000     Puerto Rico Public Buildings Authority                      5.000          07/01/2036          124,904
----------------------------------------------------------------------------------------------------------------------------
          40,000     Puerto Rico Public Buildings Authority, Series D            5.125          07/01/2024           40,388
                                                                                                              --------------
                                                                                                                  2,190,503

TOTAL INVESTMENTS, AT VALUE (COST $6,128,515)--111.8%                                                             6,135,651
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(11.8)                                                                      (646,850)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                            $   5,488,801
                                                                                                              ==============

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

GO          General Obligation
HFA         Housing Finance Agency/Authority
HFC         Housing Finance Corp.
IMEPCF      Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF     Industrial, Tourist, Educational, Medical and Environmental
            Community Facilities
TASC        Tobacco Settlement Asset-Backed Bonds

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    6,128,515
                                              ===============

Gross unrealized appreciation                 $       13,402
Gross unrealized depreciation                         (6,266)
                                              ---------------
Net unrealized appreciation                   $        7,136
                                              ===============


2          |          OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND

Oppenheimer Rochester Ohio Municipal Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


3          |          OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Ohio Municipal Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006